Shareholders' Equity (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of stock option activity
Outstanding shares, beginning balance	35,296,895	37,943,832	39,431,433
Stock option plans, Lower price range, Beginning Outstanding options	$ 16.73	$ 16.73	$ 16.73
Stock option plans, Upper price range, Beginning Outstanding options	$ 39.00	$ 39.00	$ 39.00
Outstanding, Weighted Average Price Per Share	$ 27.17	$ 27.33	$ 27.35
Options forfeited, shares	(8,843,743)	(2,646,937)	(1,487,601)
Options forfeited, Lower Range, Price Per Share	$ 17.08	$ 17.08	$ 17.08
Options forfeited, Upper Range, Price Per Share	$ 39.00	$ 39.00	$ 39.00
Options forfeited, Weighted Average Price Per Share	$ 35.11	$ 29.55	$ 27.69
Outstanding shares, ending balance	26,453,152	35,296,895	37,943,832
Stock option plans, Lower price range, Ending Outstanding options	$ 16.73	$ 16.73	$ 16.73
Stock option plans, Upper price range, Ending Outstanding options	$ 33.70	$ 39.00	$ 39.00
Outstanding, Weighted Average Price Per Share	$ 24.51	$ 27.17	$ 27.33